Standards issued but not yet effective (Tables)	12 Months Ended
Jun. 30, 2021
Standards issued but not yet effective
Summary of amended standards and interpretations are not expected to have a significant impact on the Group's consolidated financial statements

Effective for
accounting periods
beginning on or after
—Interest rate benchmark reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)	January 1, 2021

—Onerous contracts – Cost of fulfilling a contract (Amendments to IAS 37)	January 1, 2022

—Annual improvements to IFRS standards 2018-2020	January 1, 2022

—Property, plant and equipment: Proceeds before intended use (Amendments to IAS16)	January 1, 2022

—Reference to the conceptual framework (Amendments to IFRS 3)	January 1, 2022

—Classification of liabilities as current or non-current (Amendments to IAS 1)	January 1, 2023

—IFRS 17, Insurance contracts	January 1, 2023